Class D Shares [Member] Performance Management - Class D Shares - Janus Henderson Growth and Income Fund	Jul. 28, 2025
Prospectus [Line Items]
Performance Additional Market Index [Text]	The Fund’s broad-based benchmark index is the S&P 500 Index. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Narrative
The Fund’s broad-based benchmark index is the S&P 500 Index. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.
•	The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.

Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.